Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Consolidated pretax loss from continuing operations

The Company’s consolidated pretax loss from continuing operations for the years ended December 31 were generated by domestic and foreign operations as follows (in thousands):

	2017	2016
United States	$(105,222)	$(65,863)
Foreign	(80)	(2,494)

Total	$(105,302)	$(68,357)

Income tax (provision) benefit from continuing operations

Income tax (provision) benefit from continuing operations for the years ended December 31 consists of the following (in thousands):

	2017	2016
United States	$—	$—
State	(3)	554
Foreign	—	59

Total current tax (provision) benefit	(3)	613

Total deferred tax (provision) benefit	—	—

Total	$(3)	$613

Reconciliation between the Companys effective tax rate on loss from continuing operations and the statutory tax rate

The reconciliation between the Company’s effective tax rate on loss from continuing operations and the statutory tax rate for the years ended December 31 is as follows:

	2017	2016
Statutory rate	34.00%	34.00%
State income tax, net of federal benefit	(0.34)%	1.19%
Nondeductible expenses	(0.46)%	(0.01)%
Equity-based expenses	(22.68)%	(17.34)%
Return to provision	0.19%	—%
Tax credits	1.35%	1.52%
Uncertain tax positions	(0.34)%	(0.38)%
Foreign rate differential	(0.03)%	(1.24)%
Rate adjustment	(22.26)%	0.12%
Change in valuation allowance	10.57%	(16.96)%

Provision (benefit) for income taxes	—%	0.90%

Company's net deferred tax assets arising from its taxable subsidiaries

The Company’s net deferred tax assets arising from its taxable subsidiaries consisted of the following components as of December 31 (in thousands):

	2017	2016
Deferred tax assets:
Net loss carryforwards	$42,281	$49,905
Fixed assets and intangibles	89	3,964
Research and development credits	3,808	2,661
Stock-based compensation	1,394	2,294
Other	846	728

Total deferred tax assets	48,418	59,552

Less: valuation allowance	(48,418)	(59,552)

Net deferred tax assets	$—	$—

Activity related to the Company's gross unrecognized tax benefits

The following table summarized the activity related to the Company’s gross unrecognized tax benefits as of December 31 (in thousands):

	2017	2016
Balance at the beginning of the year	$970	$663
Adjustments related to prior year tax positions	(5)	—
Increases related to current year tax positions	370	307
Decreases due to statute of limitation expiration	—	—

Balance at end of year	$1,335	$970